Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 1,145,694	$ 1,015,632	$ 1,076,151
Weighted average ordinary shares outstanding - basic (in shares)	134,570,169	145,162,220	161,059,552
Basic earnings per share (in USD per share)	$ 8.51	$ 7.00	$ 6.68
Weighted average ordinary shares outstanding - diluted (in shares)	135,898,139	148,706,266	167,287,508
Diluted earnings per share (in USD per share)	$ 8.43	$ 6.83	$ 6.43